Cover	Jun. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 21, 2022
Entity Registrant Name	Balchem Corp
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13648
Entity Tax Identification Number	13-2578432
Entity Address, Address Line One	52 Sunrise Park Road
Entity Address, City or Town	New Hampton
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10958
City Area Code	845
Local Phone Number	326-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.06-2/3 per share
Trading Symbol	BCPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Explanatory NoteAs previously reported, on June 13, 2022, Balchem Corporation, (“Balchem”), and its wholly-owned subsidiary, Balchem B.V., a Dutch company (Balchem and Balchem B.V. being hereinafter collective referred to as “Buyers”), entered into a Share Purchase Agreement (the “Agreement”) among Buyers and Kechu MidCo AS, as seller (“Seller”), providing for the purchase by Buyers of Kechu BidCo AS and its subsidiary companies, including Kappa Bioscience AS, a leading science-based manufacturer of specialty Vitamin K2 for the human nutrition industry, headquartered in Oslo, Norway (hereinafter collectively referred to as “Kappa”).On June 21, 2022, Buyers closed their acquisition of Kappa (the “Closing”). Prior to the Closing, neither Buyers, nor any of their respective affiliates, nor any of their respective directors or officers, nor any associate of any of their respective directors or officers had any material relationship with any of the other parties to the Agreement, other than with respect to the acquisition.On June 27, 2022, Balchem filed a Current Report on Form 8-K (the “Current Report”) to report the closing of its acquisition of Kappa. The purpose of this Amendment No. 1 to the Current Report is to file the financial statements and the pro forma financial information required by Item 9.01 of Form 8-K. Accordingly, Balchem hereby amends Item 9.01 of the Current Report to read in its entirety as set forth below.
Amendment Flag	true
Entity Central Index Key	0000009326